Shareholder Report, Average Annual Return (Details)		12 Months Ended	37 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025 [3]	Sep. 30, 2025	Sep. 30, 2025 [4]	Sep. 30, 2025
C000214735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS Chesapeake Strategy Fund (Class I/EQCHX)
Average Annual Return, Percent		(18.90%)		3.38%		(0.08%)
C000222491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)
Average Annual Return, Percent	[1]	26.00%		6.58%		18.53%
C000222489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)
Average Annual Return, Percent	[2]	31.63%		7.04%		18.36%
C000222490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)
Average Annual Return, Percent		33.97%		8.11%		19.50%
C000234278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS Income Opportunities Fund (Class I/OIOIX)
Average Annual Return, Percent		(4.12%)		7.42%		3.16%
C000234280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS Income Opportunities Fund (Class D/OIODX)
Average Annual Return, Percent		(5.10%)		6.34%		2.14%
C000237932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS Adaptive Plus Fund (Class I/AXSPX)
Average Annual Return, Percent		(2.33%)	5.59%
C000241127 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS Dynamic Opportunity Fund (Class I/ADOIX)
Average Annual Return, Percent		12.95%		6.24%		5.73%
C000241130 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS Tactical Income Fund (Class I/TINIX)
Average Annual Return, Percent		3.40%		1.12%	2.14%
Without Sales Load [Member] | C000222491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)- excluding sales load
Average Annual Return, Percent		33.67%		7.85%		19.24%
Without Sales Load [Member] | C000222489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)- excluding sales load
Average Annual Return, Percent		32.63%		7.04%		18.36%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%		(0.45%)	1.90%	1.84%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Composite Index
Average Annual Return, Percent		25.42%		16.07%		18.32%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.60%	21.17%	16.47%		15.30%
SG Trend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SG Trend Index
Average Annual Return, Percent		(2.04%)		7.71%		3.03%
S And P 500 Price Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 (Price) Index
Average Annual Return, Percent		16.07%		14.74%		13.29%
Wilshire Liquid Alternative Global Macro Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Global Macro Index
Average Annual Return, Percent		0.39%		3.41%		1.59%

[1]	Maximum sales charge (load) of 5.75% of offering price. No sales charge applies on investments of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[3]	Class I shares commenced operations on September 15, 2022.
[4]	Class I shares commenced operations on December 31, 2018